Inventories, Net	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
Inventories, net

(5) Inventories, net

Inventories are stated at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

The components of inventories were as follows of September 30, 2024, and 2023:

	2024	2023
Smartphones	$645,832	$3,623,387
Tablets	570,441	1,114,934
Laptops and others	2,625,799	1,012,060
Total inventories, net	$3,842,072	$5,750,381